Discontinued Operations - Hotel Properties Held for Sale And Sold (Tables)	6 Months Ended
Jun. 30, 2013
Discontinued Operations - Hotel Properties Held for Sale And Sold [Abstract]
Net Gains (Losses) On Sales Of Properties And Discontinued Operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Revenues	$6,960	$10,465	$13,276	$19,536
Hotel and property operations expenses	(5,556)	(8,290)	(11,092)	(16,158)
Interest expense	(632)	(1,070)	(1,389)	(2,288)
Loss on debt extinguishment	(491)	(53)	(683)	(53)
Depreciation expense	(249)	(581)	(557)	(1,190)
Net gain on disposition of assets	1,358	4,774	1,334	5,268
Impairment loss	(947)	(1,348)	(1,454)	(3,047)
Income tax benefit	0	27	0	375
	$443	$3,924	$(565)	$2,443